Other Disclosures - Remuneration of Board of Directors and Executive Management - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jan. 01, 2021 shares	Jul. 31, 2019	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Feb. 28, 2021 shares	Sep. 30, 2020 shares
Other Disclosures [Line Items]
Settlement of award date				2024-01
Top of Range
Other Disclosures [Line Items]
Percentage of cash bonus received under the short-term incentive program limit			100.00%
Ordinary Shares [Member]
Other Disclosures [Line Items]
Number of matching shares issued				31,250	19,175
Number of ordinary shares issued			34,952,241				3,650,000
Kim Stratton | Ordinary Shares [Member]
Other Disclosures [Line Items]
Number of ordinary shares issued	58,000
Kim Stratton | 2020 LTIP | Matching Shares
Other Disclosures [Line Items]
Number of matching shares issued	35,304
Kim Stratton | 2020 LTIP | Performance Shares
Other Disclosures [Line Items]
RSUs exercise				52,956
Chief Executive Officer | Kim Stratton
Other Disclosures [Line Items]
Date of appointment		Oct. 01, 2019
Date of resignation			Dec. 10, 2020
Number of years base salary relate to severance payment			1 year
Former Chief Executive Officer | Kim Stratton
Other Disclosures [Line Items]
Number of times of annual base salary				2
Number of ordinary shares issued						58,000